Schedule Of Effect Of Derivatives Recognized (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Cost-method Investments [Line Items]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	$ 6	$ 7
Derivatives not designated as hedging instruments	0	33	(30)
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	16	19
Interest Expense [Member]
Schedule of Cost-method Investments [Line Items]
Derivatives not designated as hedging instruments	10	20	32
Operating Expense [Member]
Schedule of Cost-method Investments [Line Items]
Derivatives not designated as hedging instruments	2		1
Derivative Instruments Gain Loss Recognized In Operations		7
Vehicle Interest [Member]
Schedule of Cost-method Investments [Line Items]
Derivatives not designated as hedging instruments		1
Interest Rate Contract | Interest Expense [Member]
Schedule of Cost-method Investments [Line Items]
Derivatives not designated as hedging instruments		5
Designated as Hedging Instrument | Interest Rate Swap [Member]
Schedule of Cost-method Investments [Line Items]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	1	2
Interest rate swaps	(2)	1	13
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	3	1
Not Designated as Hedging Instrument | Interest Rate Swap [Member]
Schedule of Cost-method Investments [Line Items]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	0	0
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	0	0
Not Designated as Hedging Instrument | Foreign Exchange Forward [Member]
Schedule of Cost-method Investments [Line Items]
Derivatives not designated as hedging instruments	8	27	(31)
Not Designated as Hedging Instrument | Currency Swap [Member]
Schedule of Cost-method Investments [Line Items]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	5	3
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	2	5
Not Designated as Hedging Instrument | Interest Rate Contract
Schedule of Cost-method Investments [Line Items]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	0	2
Derivatives not designated as hedging instruments	(3)	4	(15)
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	10	13
Not Designated as Hedging Instrument | Commodity Contract
Schedule of Cost-method Investments [Line Items]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	0	0
Derivatives not designated as hedging instruments	(3)	1	3
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	$ 1	$ 0